Investments	12 Months Ended
Dec. 31, 2011
Investments [Abstract]
Investments

2.  Investments

Fixed Maturity and Equity Securities Available-for-Sale

The following tables present the cost or amortized cost, gross unrealized gains and losses, estimated fair value of fixed maturity and equity securities and the percentage that each sector represents by the respective total holdings for the periods shown. The unrealized loss amounts presented below include the noncredit loss component of OTTI losses:

	December 31, 2011
	Cost or	Gross Unrealized			Estimated
	Amortized		Temporary	OTTI	Fair	% of
	Cost	Gains	Losses	Losses	Value	Total

	(In millions)

Fixed Maturity Securities:
U.S. corporate securities	$16,018	$1,550	$229	$0	$17,339	36.3%
Foreign corporate securities	7,958	649	114	0	8,493	17.8
U.S. Treasury and agency securities	6,832	1,217	1	0	8,048	16.8
RMBS	6,478	330	189	125	6,494	13.6
CMBS	2,128	115	16	0	2,227	4.7
State and political subdivision securities	1,891	222	58	0	2,055	4.3
ABS	1,875	45	42	0	1,878	3.9
Foreign government securities	1,035	215	3	0	1,247	2.6
Total fixed maturity securities	$44,215	$4,343	$652	$125	$47,781	100.0%

Equity Securities:
Common stock	$148	$11	$13	$0	$146	57.9%
Non-redeemable preferred stock	147	3	44	0	106	42.1
Total equity securities	$295	$14	$57	$0	$252	100.0%

	December 31, 2010
	Cost or	Gross Unrealized			Estimated
	Amortized		Temporary	OTTI	Fair	% of
	Cost	Gains	Losses	Losses	Value	Total

	(In millions)

Fixed Maturity Securities:
U.S. corporate securities	$14,860	$816	$302	$0	$15,374	34.2%
Foreign corporate securities	8,095	502	127	0	8,470	18.8
U.S. Treasury and agency securities	7,665	143	132	0	7,676	17.1
RMBS	7,101	203	260	88	6,956	15.5
CMBS	2,203	113	39	0	2,277	5.1
State and political subdivision securities	1,755	22	131	0	1,646	3.7
ABS (1)	1,629	44	53	(2)	1,622	3.6
Foreign government securities	824	81	2	0	903	2.0
Total fixed maturity securities	$44,132	$1,924	$1,046	$86	$44,924	100.0%

Equity Securities:
Common stock	$121	$17	$1	$0	$137	33.8%
Non-redeemable preferred stock	306	9	47	0	268	66.2
Total equity securities	$427	$26	$48	$0	$405	100.0%

____________

(1) OTTI losses as presented above represent the noncredit portion of OTTI losses that is included in accumulated other comprehensive income (loss). OTTI losses include both the initial recognition of noncredit losses, and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities that were previously noncredit loss impaired. The noncredit loss component of OTTI losses for ABS was in an unrealized gain (loss) position of $2 million at December 31, 2010 due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also “—Net Unrealized Investment Gains (Losses).”

Within fixed maturity securities, a reclassification from the ABS sector to the RMBS sector has been made to the prior year amounts to conform to the current year presentation for securities backed by sub-prime residential mortgage loans to be consistent with market convention relating to the risks inherent in such securities and the Company's management of its investments within these asset sectors.

The Company held non-income producing fixed maturity securities with an estimated fair value of $5 million and $36 million with unrealized gains (losses) of ($2) million and $2 million at December 31, 2011 and 2010, respectively.

The Company held foreign currency derivatives with notional amounts of $946 million and $807 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2011 and 2010, respectively.

Concentrations of Credit Risk (Fixed Maturity Securities) — Summary.  The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

The Company was not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholders' equity, other than the government securities summarized in the table below.

Concentrations of Credit Risk (Government and Agency Securities).  The following section contains a summary of the concentrations of credit risk related to government and agency fixed maturity and fixed-income securities holdings, which were greater than 10% of the Company's stockholders' equity at:

	December 31,
	2011	2010

	Carrying Value (1)
	(In millions)

U.S. Treasury and agency fixed maturity securities	$8,048	$7,676
U.S. Treasury and agency fixed-income securities included in:
Short-term investments	$2,186	$935
Cash equivalents	$108	$1,287

____________

  Represents estimated fair value for fixed maturity securities and for short-term investments and cash equivalents, estimated fair value or amortized cost, which approximates estimated fair value.

Concentrations of Credit Risk (Equity Securities).  The Company was not exposed to any concentrations of credit risk in its equity securities holdings of any single issuer greater than 10% of the Company's stockholders' equity or 1% of total investments at December 31, 2011 and 2010.

Maturities of Fixed Maturity Securities.  The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), were as follows at:

	December 31,
	2011		2010
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value

	(In millions)
Due in one year or less	$2,946	$2,970	$1,874	$1,889
Due after one year through five years	8,648	9,022	9,340	9,672
Due after five years through ten years	7,905	8,606	7,829	8,333
Due after ten years	14,235	16,584	14,156	14,175
Subtotal	33,734	37,182	33,199	34,069
RMBS, CMBS and ABS	10,481	10,599	10,933	10,855
Total fixed maturity securities	$44,215	$47,781	$44,132	$44,924

Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately in the table, as they are not due at a single maturity.

Evaluating Available-for-Sale Securities for Other-Than-Temporary Impairment

As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities, equity securities and perpetual hybrid securities, in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

Net Unrealized Investment Gains (Losses)

The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

	Years Ended December 31,
	2011	2010	2009

	(In millions)

Fixed maturity securities	$3,690	$878	$(1,019)
Fixed maturity securities with noncredit OTTI losses in accumulated other comprehensive
income (loss)	(125)	(86)	(141)
Total fixed maturity securities	3,565	792	(1,160)
Equity securities	(41)	(21)	(35)
Derivatives	239	(109)	(4)
Short-term investments	(2)	(2)	(10)
Other	(5)	(3)	(3)
Subtotal	3,756	657	(1,212)
Amounts allocated from:
Insurance liability loss recognition	(325)	(33)	0
DAC and VOBA related to noncredit OTTI losses recognized in accumulated other
comprehensive income (loss)	9	5	12
DAC and VOBA	(509)	(119)	146
Subtotal	(825)	(147)	158
Deferred income tax benefit (expense) related to noncredit OTTI losses
recognized in accumulated other comprehensive income (loss)	42	30	46
Deferred income tax benefit (expense)	(1,063)	(198)	328
Net unrealized investment gains (losses)	$1,910	$342	$(680)

The changes in fixed maturity securities with noncredit OTTI losses included in accumulated other comprehensive income (loss), were as follows:

	December 31,
	2011	2010

	(In millions)

Balance, beginning of period	$(86)	$(141)
Noncredit OTTI losses recognized (1)	5	(53)
Transferred to retained earnings (2)	0	16
Securities sold with previous noncredit OTTI loss	26	28
Subsequent changes in estimated fair value	(70)	64
Balance, end of period	$(125)	$(86)

____________

  Noncredit OTTI losses recognized, net of DAC, were $8 million and ($44) million for the years ended December 31, 2011 and 2010, respectively.
  Amounts transferred to retained earnings were in connection with the adoption of guidance related to the consolidation of VIEs as described in Note 1.

The changes in net unrealized investment gains (losses) were as follows:

	Years Ended December 31,
	2011	2010	2009

	(In millions)

Balance, beginning of period	$342	$(680)	$(2,682)
Cumulative effect of change in accounting principles, net of income tax	0	34	(39)
Fixed maturity securities on which noncredit OTTI losses have been recognized	(39)	39	(105)
Unrealized investment gains (losses) during the year	3,138	1,778	3,974
Unrealized investment gains (losses) relating to:
Insurance liability gain (loss) recognition	(292)	(33)	0
DAC and VOBA related to noncredit OTTI losses recognized in accumulated other comprehensive
income (loss)	4	(7)	10
DAC and VOBA	(390)	(265)	(744)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized
in accumulated other comprehensive income (loss)	12	(11)	34
Deferred income tax benefit (expense)	(865)	(513)	(1,128)
Balance, end of period	$1,910	$342	$(680)

Change in net unrealized investment gains (losses)	$1,568	$1,022	$2,002

Continuous Gross Unrealized Losses and OTTI Losses for Fixed Maturity and Equity Securities Available-for-Sale by Sector

The following tables present the estimated fair value and gross unrealized losses of fixed maturity and equity securities in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts presented below include the noncredit component of OTTI loss. Fixed maturity securities on which a noncredit OTTI loss has been recognized in accumulated other comprehensive income (loss) are categorized by length of time as being “less than 12 months” or “equal to or greater than 12 months” in a continuous unrealized loss position based on the point in time that the estimated fair value initially declined to below the amortized cost basis and not the period of time since the unrealized loss was deemed a noncredit OTTI loss.

	December 31, 2011
			Equal to or Greater
	Less than 12 Months		than 12 Months		Total
	Estimated	Gross	Estimated	Gross	Estimated	Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses

	(In millions, except number of securities)

Fixed Maturity Securities:
U.S. corporate securities	$1,699	$71	$786	$158	$2,485	$229
Foreign corporate securities	1,213	68	162	46	1,375	114
U.S. Treasury and agency securities	118	0	20	1	138	1
RMBS	784	114	972	200	1,756	314
CMBS	152	4	111	12	263	16
State and political subdivision securities	6	0	367	58	373	58
ABS	803	12	261	30	1,064	42
Foreign government securities	70	3	4	0	74	3
Total fixed maturity securities	$4,845	$272	$2,683	$505	$7,528	$777
Equity Securities:
Common stock	$35	$13	$0	$0	$35	$13
Non-redeemable preferred stock	32	16	59	28	91	44
Total equity securities	$67	$29	$59	$28	$126	$57
Total number of securities in an
unrealized loss position	808		479

	December 31, 2010
			Equal to or Greater
	Less than 12 Months		than 12 Months		Total
	Estimated	Gross	Estimated	Gross	Estimated	Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses

	(In millions, except number of securities)

Fixed Maturity Securities:
U.S. corporate securities	$1,956	$56	$1,800	$246	$3,756	$302
Foreign corporate securities	727	24	816	103	1,543	127
U.S. Treasury and agency securities	2,857	113	85	19	2,942	132
RMBS	2,235	62	1,606	286	3,841	348
CMBS	68	1	237	38	305	39
State and political subdivision securities	716	36	352	95	1,068	131
ABS	238	2	352	49	590	51
Foreign government securities	49	1	9	1	58	2
Total fixed maturity securities	$8,846	$295	$5,257	$837	$14,103	$1,132
Equity Securities:
Common stock	$9	$1	$0	$0	$9	$1
Non-redeemable preferred stock	26	5	187	42	213	47
Total equity securities	$35	$6	$187	$42	$222	$48
Total number of securities in an
unrealized loss position	759		637

Aging of Gross Unrealized Losses and OTTI Losses for Fixed Maturity and Equity Securities Available-for-Sale

The following tables present the cost or amortized cost, gross unrealized losses, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive income (loss), gross unrealized losses as a percentage of cost or amortized cost and number of securities for fixed maturity and equity securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

	December 31, 2011
	Cost or Amortized Cost		Gross Unrealized Losses		Number of Securities
	Less than	20% or	Less than	20% or	Less than	20% or
	20%	more	20%	more	20%	more

	(In millions, except number of securities)

Fixed Maturity Securities:
Less than six months	$4,205	$762	$137	$213	652	81
Six months or greater but less than nine months	507	137	36	42	91	13
Nine months or greater but less than twelve months	131	24	8	6	21	4
Twelve months or greater	2,180	359	197	138	373	40
Total	$7,023	$1,282	$378	$399
Percentage of amortized cost			5%	31%
Equity Securities:
Less than six months	$59	$85	$6	$42	17	11
Six months or greater but less than nine months	0	0	0	0	0	0
Nine months or greater but less than twelve months	8	0	1	0	1	0
Twelve months or greater	14	17	1	7	6	4
Total	$81	$102	$8	$49
Percentage of cost			10%	48%

	December 31, 2010
	Cost or Amortized Cost		Gross Unrealized Losses		Number of Securities
	Less than	20% or	Less than	20% or	Less than	20% or
	20%	more	20%	more	20%	more

	(In millions, except number of securities)

Fixed Maturity Securities:
Less than six months	$8,882	$439	$268	$109	686	43
Six months or greater but less than nine months	152	40	6	13	30	10
Nine months or greater but less than twelve months	48	25	2	11	11	3
Twelve months or greater	4,768	881	450	273	475	101
Total	$13,850	$1,385	$726	$406
Percentage of amortized cost			5%	29%
Equity Securities:
Less than six months	$31	$30	$4	$7	8	12
Six months or greater but less than nine months	0	3	0	1	0	1
Nine months or greater but less than twelve months	5	7	0	2	1	1
Twelve months or greater	150	44	18	16	12	5
Total	$186	$84	$22	$26
Percentage of cost			12%	31%

Equity securities with gross unrealized losses of 20% or more for twelve months or greater decreased from $16 million at December 31, 2010 to $7 million at December 31, 2011. As shown in the section “— Evaluating Temporarily Impaired Available-for-Sale Securities” below, all of the equity securities with gross unrealized losses of 20% or more for twelve months or greater at December 31, 2011 were financial services industry investment grade non-redeemable preferred stock, of which 29% were rated A or better.

Concentration of Gross Unrealized Losses and OTTI Losses for Fixed Maturity and Equity Securities Available-for-Sale

The gross unrealized losses related to fixed maturity and equity securities, including the portion of OTTI losses on fixed maturity securities recognized in accumulated other comprehensive income (loss) were $834 million and $1.2 billion at December 31, 2011 and 2010, respectively. The concentration, calculated as a percentage of gross unrealized losses (including OTTI losses), by sector and industry was as follows at:

	December 31,
	2011	2010
Sector:
RMBS	38%	30%
U.S. corporate securities	27	26
Foreign corporate securities	14	11
State and political subdivision securities	7	11
ABS	5	4
CMBS	2	3
U.S. Treasury and agency securities	0	11
Other	7	4
Total	100%	100%

Industry:
Mortgage-backed	40%	33%
Finance	24	19
State and political subdivision securities	7	11
Consumer	7	5
Asset-backed	5	4
Communications	4	2
Utility	3	3
Industrial	1	1
U.S. Treasury and agency securities	0	11
Other	9	11
Total	100%	100%

Evaluating Temporarily Impaired Available-for-Sale Securities

The following table presents fixed maturity and equity securities, each with gross unrealized losses of greater than $10 million, the number of securities, total gross unrealized losses and percentage of total gross unrealized losses at:

	December 31,
	2011		2010
	Fixed Maturity	Equity	Fixed Maturity	Equity
	Securities	Securities	Securities	Securities

	(In millions, except number of securities)

Number of securities	9	1	15	0
Total gross unrealized losses	$152	$12	$210	$0
Percentage of total gross unrealized losses	20%	22%	19%	0%

Fixed maturity and equity securities, each with gross unrealized losses greater than $10 million, decreased $46 million during the year ended December 31, 2011. The decline in, or improvement in, gross unrealized losses for the year ended December 31, 2011, was primarily attributable to a decrease in interest rates, partially offset by widening credit spreads. These securities were included in the Company's OTTI review process.

As of December 31, 2011, $186 million of unrealized losses were from fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater. Of the $186 million, $124 million, or 67%, are related to unrealized losses on investment grade securities. Unrealized losses on investment grade securities are principally related to widening credit spreads or rising interest rates since purchase. Of the $186 million, $62 million, or 33%, are related to unrealized losses on below investment grade securities. Unrealized losses on below investment grade securities are principally related to RMBS (primarily alternative residential mortgage loans), and U.S. and foreign corporate securities (primarily industrial, financial services and utility industry securities) and were the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over the financial services industry sector, unemployment levels and valuations of residential real estate supporting non-agency RMBS. As explained further in Note 1, management evaluates these U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuer; and evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security. See “— Aging of Gross Unrealized Losses and OTTI Losses for Fixed Maturity and Equity Securities Available-for-Sale” for a discussion of equity securities with an unrealized loss position of 20% or more of cost for 12 months or greater.

In the Company's impairment review process, the duration and severity of an unrealized loss position for equity securities are given greater weight and consideration than for fixed maturity securities. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for an equity security, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover.

The following table presents certain information about the Company's equity securities available-for-sale with gross unrealized losses of 20% or more at December 31, 2011:

		Non-Redeemable Preferred Stock
		All Types of
	All Equity	Non-Redeemable		Investment Grade
	Securities	Preferred Stock		All Industries		Financial Services Industry
	Gross	Gross	% of All	Gross	% of All	Gross		% A
	Unrealized	Unrealized	Equity	Unrealized	Non-Redeemable	Unrealized	% of All	Rated or
	Losses	Losses	Securities	Losses	Preferred Stock	Losses	Industries	Better

	(In millions)			(In millions)		(In millions)

Less than six months	$42	$34	81%	$11	32%	$11	100%	73%
Six months or greater but less than
twelve months	0	0	0%	0	0%	0	0%	0%
Twelve months or greater	7	7	100%	7	100%	7	100%	29%
All equity securities with gross
unrealized losses of 20% or more	$49	$41	84%	$18	44%	$18	100%	56%

In connection with the equity securities impairment review process, the Company evaluated its holdings in non-redeemable preferred stock, particularly those in the financial services industry. The Company considered several factors including whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of non-redeemable preferred stock with a severe or an extended unrealized loss. The Company also considered whether any issuers of non-redeemable preferred stock with an unrealized loss held by the Company, regardless of credit rating, have deferred any dividend payments. No such dividend payments had been deferred.

With respect to common stock holdings, the Company considered the duration and severity of the unrealized losses for securities in an unrealized loss position of 20% or more; and the duration of unrealized losses for securities in an unrealized loss position of less than 20% in an extended unrealized loss position (i.e., 12 months or greater).

Based on the Company's current evaluation of available-for-sale securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired.

Future OTTIs will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals or any of the above factors deteriorate, additional OTTIs may be incurred in upcoming quarters.

Other Securities

The table below presents certain information about the Company's other securities.

	December 31,
	2011	2010

	(In millions)

FVO general account securities	$49	$7
FVO contractholder-directed unit-linked investments	3,616	2,240
Total other securities — at estimated fair value	$3,665	$2,247

See Note 1 for discussion of FVO contractholder-directed unit-linked investments. See “— Net Investment Income” for the net investment income recognized on other securities and the related changes in estimated fair value subsequent to purchase included in net investment income.

Net Investment Gains (Losses)

The components of net investment gains (losses) were as follows:

	Years Ended December 31,
	2011	2010	2009

	(In millions)

Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized	$(42)	$(103)	$(552)
Less: Noncredit portion of OTTI losses transferred to and recognized in other
comprehensive income (loss)	(5)	53	165
Net OTTI losses on fixed maturity securities recognized in earnings	(47)	(50)	(387)
Fixed maturity securities — net gains (losses) on sales and disposals	81	123	(115)
Total gains (losses) on fixed maturity securities	34	73	(502)
Other net investment gains (losses):
Equity securities	(21)	28	(119)
Mortgage loans	26	(18)	(32)
Real estate and real estate joint ventures	(1)	(21)	(61)
Other limited partnership interests	(5)	(13)	(72)
Other investment portfolio gains (losses)	(9)	10	4
Subtotal — investment portfolio gains (losses)	24	59	(782)
FVO CSEs — changes in estimated fair value:
Commercial mortgage loans	(84)	758	0
Long-term debt — related to commercial mortgage loans	93	(734)	0
Other gains (losses)	2	67	(53)
Subtotal FVO CSEs and other gains (losses)	11	91	(53)
Total net investment gains (losses)	$35	$150	$(835)

See “— Variable Interest Entities” for discussion of CSEs included in the table above.

See “— Related Party Investment Transactions” for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

Gains (losses) from foreign currency transactions included within net investment gains (losses) were ($7) million, $78 million and ($45) million for the years ended December 31, 2011, 2010 and 2009, respectively.

Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

	Years Ended December 31,			Years Ended December 31,			Years Ended December 31,
	2011	2010	2009	2011	2010	2009	2011	2010	2009

	Fixed Maturity Securities			Equity Securities			Total

	(In millions)

Proceeds	$11,634	$12,434	$8,766	$190	$109	$113	$11,824	$12,543	$8,879
Gross investment gains	$182	$244	$180	$9	$31	$6	$191	$275	$186
Gross investment losses	(101)	(121)	(295)	(22)	(1)	(28)	(123)	(122)	(323)
Total OTTI losses recognized in
earnings:
Credit-related	(38)	(47)	(348)	0	0	0	(38)	(47)	(348)
Other (1)	(9)	(3)	(39)	(8)	(2)	(97)	(17)	(5)	(136)
Total OTTI losses recognized in
earnings	(47)	(50)	(387)	(8)	(2)	(97)	(55)	(52)	(484)
Net investment gains (losses)	$34	$73	$(502)	$(21)	$28	$(119)	$13	$101	$(621)

____________

  Other OTTI losses recognized in earnings include impairments on equity securities, impairments on perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

Fixed maturity security OTTI losses recognized in earnings related to the following sectors and industries within the U.S. and foreign corporate securities sector:

	Years Ended December 31,
	2011	2010	2009

	(In millions)
Sector:
U.S. and foreign corporate securities — by industry:
Communications	$11	$4	$88
Finance	9	7	84
Industrial	2	0	18
Consumer	0	10	53
Utility	0	2	6
Total U.S. and foreign corporate securities	22	23	249
RMBS	17	18	40
ABS	5	1	29
CMBS	3	8	69
Total	$47	$50	$387

Equity security OTTI losses recognized in earnings related to the following sectors and industries:

Years Ended December 31,
2011	2010	2009

(In millions)

Sector:
Non-redeemable preferred stock	$6	$0	$92
Common stock	2	2	5
Total	$8	$2	$97

Industry:
Financial services industry:
Perpetual hybrid securities	$6	$0	$72
Common and remaining non-redeemable preferred stock	0	0	3
Total financial services industry	6	0	75
Other industries	2	2	22
Total	8	$2	$97

Credit Loss Rollforward — Rollforward of the Cumulative Credit Loss Component of OTTI Loss Recognized in Earnings on Fixed Maturity Securities Still Held for Which a Portion of the OTTI Loss Was Recognized in Other Comprehensive Income (Loss)

The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in other comprehensive income (loss):

	Years Ended December 31,
	2011	2010

	(In millions)

Balance, at January 1,	$63	$213
Additions:
Initial impairments — credit loss OTTI recognized on securities not previously impaired	6	11
Additional impairments — credit loss OTTI recognized on securities previously impaired	17	10
Reductions:
Sales (maturities, pay downs or prepayments) during the period of securities previously
impaired as credit loss OTTI	(7)	(67)
Securities de-recognized in connection with the adoption of new guidance
related to the consolidation of VIEs	0	(100)
Securities impaired to net present value of expected future cash flows	(22)	(1)
Increases in cash flows — accretion of previous credit loss OTTI	(2)	(3)
Balance, at December 31,	$55	$63

Net Investment Income

The components of net investment income were as follows:

	Years Ended December 31,
	2011	2010	2009

	(In millions)

Investment income:
Fixed maturity securities	$2,147	$2,120	$2,094
Equity securities	10	16	27
Other securities — FVO general account securities (1)	1	0	0
Mortgage loans	347	301	239
Policy loans	63	67	80
Real estate and real estate joint ventures	24	(24)	(120)
Other limited partnership interests	176	190	17
Cash, cash equivalents and short-term investments	5	9	16
International joint ventures	(5)	(10)	(6)
Other	3	3	(2)
Subtotal	2,771	2,672	2,345
Less: Investment expenses	100	97	109
Subtotal, net	2,671	2,575	2,236
Other securities — FVO contractholder-directed unit-linked investments (1)	71	167	97
FVO CSEs — Commercial mortgage loans	332	411	0
Subtotal	403	578	97
Net investment income	$3,074	$3,153	$2,333

____________

  Changes in estimated fair value subsequent to purchase for securities still held as of the end of the respective years included in net investment income were:

Other securities – FVO general account securities	$2	$0	$1
Other securities – FVO contractholder-directed unit-linked investments	$(11)	$121	$89

See “— Variable Interest Entities” for discussion of CSEs included in the table above.

See “— Related Party Investment Transactions” for discussion of affiliated net investment income and service charges included in the table above.

Securities Lending

As described more fully in Note 1, the Company participates in a securities lending program whereby blocks of securities are loaned to third parties. These transactions are treated as financing arrangements and the associated cash collateral received is recorded as a liability. The Company is obligated to return the cash collateral received to its counterparties.

Elements of the securities lending program are presented below at:

	December 31,
	2011	2010

	(In millions)

Securities on loan: (1)
Amortized cost	$5,307	$6,992
Estimated fair value	$6,451	$7,054
Cash collateral on deposit from counterparties (2)	$6,456	$7,138
Security collateral on deposit from counterparties	$137	$0
Reinvestment portfolio — estimated fair value	$6,295	$6,916

____________

  Included within fixed maturity securities and short-term investments.

  Included within payables for collateral under securities loaned and other transactions.

Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

Invested Assets on Deposit and Pledged as Collateral

Invested assets on deposit and pledged as collateral are presented in the table below at estimated fair value for cash and cash equivalents and fixed maturity securities and at carrying value for mortgage loans.

	December 31,
	2011	2010

	(In millions)

Invested assets on deposit (1)	$51	$55
Invested assets pledged as collateral (2)	897	525
Total invested assets on deposit and pledged as collateral	$948	$580

____________

  The Company has invested assets on deposit with regulatory agencies consisting primarily of fixed maturity securities.
  The Company has pledged fixed maturity securities, mortgage loans and cash and cash equivalents in connection with various agreements and transactions, including funding agreements (see Note 7), and derivative transactions (see Note 3).

Mortgage Loans

Mortgage loans are summarized as follows at:

	December 31,
	2011		2010
	Carrying	% of	Carrying	% of
	Value	Total	Value	Total

	(In millions)		(In millions)

Mortgage loans:
Commercial	$5,390	55.0%	$4,635	36.4%
Agricultural	1,333	13.6	1,342	10.6
Subtotal	6,723	68.6	5,977	47.0
Valuation allowances	(61)	(0.6)	(87)	(0.7)
Subtotal mortgage loans, net	6,662	68.0	5,890	46.3
Commercial mortgage loans held by CSEs	3,138	32.0	6,840	53.7
Total mortgage loans, net	$9,800	100.0%	$12,730	100.0%

See “— Variable Interest Entities” for discussion of CSEs included in the table above and the decrease in commercial mortgage loans held by CSEs.

See “— Related Party Investment Transactions” for discussion of affiliated mortgage loans included in the table above.

The following tables present the recorded investment in mortgage loans, by portfolio segment, by method of evaluation of credit loss, and the related valuation allowances, by type of credit loss, at:

	Commercial	Agricultural	Total

	(In millions)

December 31, 2011:
Mortgage loans:
Evaluated individually for credit losses	$23	$0	$23
Evaluated collectively for credit losses	5,367	1,333	6,700
Total mortgage loans	5,390	1,333	6,723
Valuation allowances:
Specific credit losses	15	0	15
Non-specifically identified credit losses	43	3	46
Total valuation allowances	58	3	61
Mortgage loans, net of valuation allowance	$5,332	$1,330	$6,662

December 31, 2010:
Mortgage loans:
Evaluated individually for credit losses	$23	$0	$23
Evaluated collectively for credit losses	4,612	1,342	5,954
Total mortgage loans	4,635	1,342	5,977
Valuation allowances:
Specific credit losses	23	0	23
Non-specifically identified credit losses	61	3	64
Total valuation allowances	84	3	87
Mortgage loans, net of valuation allowance	$4,551	$1,339	$5,890

The following tables present the changes in the valuation allowance, by portfolio segment:

	Mortgage Loan Valuation Allowances

	Commercial	Agricultural	Total

	(In millions)

Balance at January 1, 2009	$44	$2	$46
Provision (release)	35	1	36
Charge-offs, net of recoveries	(5)	0	(5)
Balance at December 31, 2009	74	3	77
Provision (release)	16	0	16
Charge-offs, net of recoveries	(6)	0	(6)
Balance at December 31, 2010	84	3	87
Provision (release)	(26)	0	(26)
Charge-offs, net of recoveries	0	0	0
Balance at December 31, 2011	$58	$3	$61

Commercial Mortgage Loans — by Credit Quality Indicators with Estimated Fair Value. See Note 1 for a discussion of all credit quality indicators presented herein. Presented below for the commercial mortgage loans is the recorded investment, prior to valuation allowances, by the indicated loan-to-value ratio categories and debt service coverage ratio categories and estimated fair value of such mortgage loans by the indicated loan-to-value ratio categories at:

	Commercial
	Recorded Investment
	Debt Service Coverage Ratios					Estimated

	> 1.20x	1.00x - 1.20x	< 1.00x	Total	% of Total	Fair Value	% of Total

	(In millions)					(In millions)
December 31, 2011:
Loan-to-value ratios:
Less than 65%	$3,324	$135	$210	$3,669	68.1%	$3,888	69.9%
65% to 75%	719	54	52	825	15.3	852	15.3
76% to 80%	199	0	26	225	4.2	221	4.0
Greater than 80%	452	181	38	671	12.4	602	10.8
Total	$4,694	$370	$326	$5,390	100.0%	$5,563	100.0%

December 31, 2010:
Loan-to-value ratios:
Less than 65%	$2,051	$11	$34	$2,096	45.2%	$2,196	47.1%
65% to 75%	824	99	148	1,071	23.1	1,099	23.6
76% to 80%	301	29	7	337	7.3	347	7.4
Greater than 80%	828	163	140	1,131	24.4	1,018	21.9
Total	$4,004	$302	$329	$4,635	100.0%	$4,660	100.0%

Agricultural Mortgage Loans — by Credit Quality Indicator. The recorded investment in agricultural mortgage loans, prior to valuation allowances, by credit quality indicator, is as shown below. The estimated fair value of agricultural mortgage loans was $1.4 billion at both December 31, 2011 and 2010.

	Agricultural
	December 31,
	2011		2010
	Recorded	% of	Recorded	% of
	Investment	Total	Investment	Total
	(In millions)		(In millions)
Loan-to-value ratios:
Less than 65%	$1,129	84.7%	$1,289	96.0%
65% to 75%	142	10.7	53	4.0
76% to 80%	62	4.6	0	0.0
Total	$1,333	100.0%	$1,342	100.0%

Past Due and Interest Accrual Status of Mortgage Loans. The Company has a high quality, well performing, mortgage loan portfolio, with approximately 99% of all mortgage loans classified as performing at both December 31, 2011 and 2010. The Company defines delinquent mortgage loans consistent with industry practice, when interest and principal payments are past due as follows: commercial mortgage loans — 60 days or more; and agricultural mortgage loans — 90 days or more. The recorded investment in mortgage loans, prior to valuation allowances, past due according to these aging categories, greater than 90 days past due and still accruing interest and in nonaccrual status, by portfolio segment, were as follows at:

			Greater than 90 Days Past Due
	Past Due		Still Accruing Interest		Nonaccrual Status

	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010

	(In millions)
Commercial	$0	$0	$0	$0	$0	$1
Agricultural	0	7	0	0	0	6
Total	$0	$7	$0	$0	$0	$7

Impaired Mortgage Loans.  The unpaid principal balance, recorded investment, valuation allowances and carrying value, net of valuation allowances, for impaired mortgage loans, including those modified in a troubled debt restructuring, by portfolio segment, were as follows at:

	Impaired Mortgage Loans
					Loans without
	Loans with a Valuation Allowance				a Valuation Allowance		All Impaired Loans

	Unpaid				Unpaid		Unpaid
	Principal	Recorded	Valuation	Carrying	Principal	Recorded	Principal	Carrying
	Balance	Investment	Allowances	Value	Balance	Investment	Balance	Value

	(In millions)
December 31, 2011:
Commercial	$23	$23	$15	$8	$15	$15	$38	$23
Agricultural	0	0	0	0	0	0	0	0
Total	$23	$23	$15	$8	$15	$15	$38	$23

December 31, 2010:
Commercial	$23	$23	$23	$0	$0	$0	$23	$0
Agricultural	0	0	0	0	7	7	7	7
Total	$23	$23	$23	$0	$7	$7	$30	$7

Unpaid principal balance is generally prior to any charge-offs.

The average investment in impaired mortgage loans, including those modified in a troubled debt restructuring, and the related interest income, by portfolio segment, for the years ended December 31, 2011 and 2010, and for all mortgage loans for the year ended December 31, 2009 was:

	Impaired Mortgage Loans

	Average Investment	Interest Income Recognized

		Cash Basis	Accrual Basis

	(In millions)
For the Year Ended December 31, 2011:
Commercial	$29	$2	$0
Agricultural	4	0	0
Total	$33	$2	$0

For the Year Ended December 31, 2010:
Commercial	$45	$2	$0
Agricultural	13	0	0
Total	$58	$2	$0

For the Year Ended December 31, 2009	$32	$2	$0

Mortgage Loans Modified in a Troubled Debt Restructuring. See Note 1 for a discussion of loan modifications that are classified as troubled debt restructuring and the types of concessions typically granted. At December 31, 2011, the Company had one commercial mortgage loan modified during the period in a troubled debt restructuring with a pre-modification and post-modification carrying value of $15 million.

During the previous 12 months, the Company had no mortgage loans modified in a troubled debt restructuring with a subsequent payment default at December 31, 2011. Payment default is determined in the same manner as delinquency status — when interest and principal payments are past due as follows: commercial mortgage loans — 60 days or more; and agricultural mortgage loans — 90 days or more.

Real Estate and Real Estate Joint Ventures

Real estate investments by type consisted of the following:

	December 31,
	2011		2010
	Carrying	% of	Carrying	% of
	Value	Total	Value	Total

	(In millions)		(In millions)

Traditional	$208	41.4%	$105	21.0%
Real estate joint ventures and funds	293	58.2	368	73.4
Real estate and real estate joint ventures	501	99.6	473	94.4
Foreclosed (commercial and agricultural)	2	0.4	28	5.6
Total real estate and real estate joint ventures	$503	100.0%	$501	100.0%

The Company classifies within traditional real estate its investment in income-producing real estate, which is comprised primarily of wholly-owned real estate and, to a lesser extent, joint ventures with interests in single property income-producing real estate. The Company classifies within real estate joint ventures and funds, its investments in joint ventures with interests in multi-property projects with varying strategies ranging from the development of properties to the operation of income-producing properties, as well as its investments in real estate private equity funds. From time to time, the Company transfers investments from these joint ventures to traditional real estate, if the Company retains an interest in the joint venture after a completed property commences operations and the Company intends to retain an interest in the property.

Properties acquired through foreclosure were $5 million and $28 million for the years ended December 31, 2011 and 2010, respectively, and include commercial and agricultural properties. There were no properties acquired through foreclosure for the year ended 2009. After the Company acquires properties through foreclosure, it evaluates whether the properties are appropriate for retention in its traditional real estate portfolio. Foreclosed real estate held at December 31, 2011 and 2010 includes those properties the Company has not selected for retention in its traditional real estate portfolio and which do not meet the criteria to be classified as held-for-sale.

The wholly-owned real estate within traditional real estate is net of accumulated depreciation of $27 million and $22 million at December 31, 2011 and 2010, respectively. Related depreciation expense on traditional wholly-owned real estate was $5 million, $4 million and $3 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Impairments recognized on real estate and real estate joint ventures were $1 million, $20 million and $61 million for the years ended December 31, 2011, 2010 and 2009, respectively. There was no real estate held-for-sale at December 31, 2011 and 2010. The carrying value of non-income producing real estate was $4 million and $5 million at December 31, 2011 and 2010, respectively.

Other Limited Partnership Interests

The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $1.7 billion and $1.5 billion at December 31, 2011 and 2010, respectively. Included within other limited partnership interests were $409 million and $380 million at December 31, 2011 and 2010, respectively, of investments in hedge funds. Impairments of other limited partnership interests, principally other limited partnership interests accounted for under the cost method, were $2 million, $11 million and $66 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Collectively Significant Equity Method Investments

The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.0 billion as of December 31, 2011. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.0 billion as of December 31, 2011. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

As further described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. As of December 31, 2011, aggregate net investment income from these equity method real estate joint ventures, real estate funds and other limited partnership interests exceeded 10% of the Company's consolidated pre-tax income. Accordingly, the Company is providing the following aggregated summarized financial data for such equity method investments. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

As of, and for the year ended December 31, 2011, the aggregated summarized financial data presented below reflects the latest available financial information. Aggregate total assets of these entities totaled $173.1 billion and $134.3 billion as of December 31, 2011 and 2010, respectively. Aggregate total liabilities of these entities totaled $13.7 billion and $12.7 billion as of December 31, 2011 and 2010, respectively. Aggregate net income (loss) of these entities totaled $7.1 billion, $14.0 billion and $13.4 billion for the years ended December 31, 2011, 2010 and 2009, respectively. Aggregate net income (loss) from real estate joint ventures, real estate funds and other limited partnership interests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Other Invested Assets

The following table presents the carrying value of the Company's other invested assets by type at:

	December 31,
	2011		2010
	Carrying	% of	Carrying	% of
	Value	Total	Value	Total

	(In millions)		(In millions)

Freestanding derivatives with positive estimated fair values	$2,766	82.5%	$1,520	89.0%
Loans to affiliates	430	12.8	0	0.0
Leveraged leases, net of non-recourse debt	64	1.9	56	3.3
Tax credit partnerships	61	1.8	92	5.4
Joint venture investments	33	1.0	37	2.2
Other	0	0.0	2	0.1
Total	$3,354	100.0%	$1,707	100.0%

See Note 3 for information regarding the freestanding derivatives with positive estimated fair values. Loans to affiliates, some of which are regulated, are used by the affiliates to assist in meeting their capital requirements. See “— Related Party Investment Transactions” for information regarding loans to affiliates. See “— Leveraged Leases” for the composition of leveraged leases. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of income tax credits, and are accounted for under the equity method or under the effective yield method. Joint venture investments are accounted for under the equity method and represent the Company's investment in insurance underwriting joint ventures in China.

Leveraged Leases

Investment in leveraged leases, included in other invested assets, consisted of the following:

	December 31,
	2011	2010

	(In millions)

Rental receivables, net	$92	$92
Estimated residual values	14	14
Subtotal	106	106
Unearned income	(42)	(50)
Investment in leveraged leases	$64	$56

Rental receivables are generally due in periodic installments. The remaining payment periods were 21 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or non-performing, which is assessed monthly. The Company generally defines non-performing rental receivables as those that are 90 days or more past due. As of December 31, 2011 and 2010, all rental receivables were performing.

The deferred income tax liability related to leveraged leases was $35 million and $4 million at December 31, 2011 and 2010, respectively.

The components of income from investment in leveraged leases, excluding realized gains (losses) were as follows:

	Years Ended December 31,
	2011	2010	2009

	(In millions)

Net income from investment in leveraged leases	$8	$0	$0
Less: Income tax expense on leveraged leases	(3)	0	0
Net investment income after income tax from investment in leveraged leases	$5	$0	$0

Cash Equivalents

The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $583 million and $1.8 billion at December 31, 2011 and 2010, respectively.

Purchased Credit Impaired Investments

Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition-date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If, subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

The table below presents the purchased credit impaired fixed maturity securities held at:

	December 31,

	2011	2010

	(In millions)

Outstanding principal and interest balance (1)	$560	$20
Carrying value (2)	$418	$19

____________

  Represents the contractually required payments which is the sum of contractual principal, whether or not currently due, and accrued interest.

  Estimated fair value plus accrued interest.

The following table presents information about purchased credit impaired fixed maturity securities acquired during the periods, as of their respective acquisition dates:

	December 31,

	2011	2010

	(In millions)

Contractually required payments (including interest)	$882	$24
Cash flows expected to be collected (1)	$761	$24
Fair value of investments acquired	$449	$19

____________

  Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

The following table presents activity for the accretable yield on purchased credit impaired fixed maturity securities for:

	December 31,

	2011	2010

	(In millions)

Accretable yield, January 1,	$5	$0
Investments purchased	312	5
Accretion recognized in earnings	(9)	0
Reclassification (to) from nonaccretable difference	12	0
Accretable yield, December 31,	$320	$5

Variable Interest Entities

The Company holds investments in certain entities that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity. The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2011 and 2010. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

	December 31,
	2011	2010

	(In millions)
Consolidated securitization entities: (1)
Assets:
Mortgage loans held-for-investment (commercial mortgage loans)	$3,138	$6,840
Accrued investment income	14	31
Total assets	$3,152	$6,871

Liabilities:
Long-term debt	$3,065	$6,773
Other liabilities	14	31
Total liabilities	$3,079	$6,804

____________

  The Company consolidates former QSPEs that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in the former QSPEs of $59 million and $64 million at estimated fair value at December 31, 2011 and 2010, respectively. The long-term debt presented above bears interest primarily at fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis and is expected to be repaid over the next six years. Interest expense related to these obligations, included in other expenses, was $322 million and $402 million for the years ended December 31, 2011 and 2010, respectively. The Company sold certain of these CMBS investments in the third quarter of 2011, resulting in the deconsolidation of such entities and their related mortgage loans held-for-investment and long-term debt.

The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at:

	December 31,
	2011		2010
		Maximum		Maximum
	Carrying	Exposure	Carrying	Exposure
	Amount	to Loss (1)	Amount	to Loss (1)

	(In millions)

Fixed maturity securities available-for-sale:
RMBS(2)	$6,494	$6,494	$6,956	$6,956
CMBS(2)	2,227	2,227	2,277	2,277
ABS(2)	1,878	1,878	1,622	1,622
U.S. corporate securities	424	424	336	336
Foreign corporate securities	234	234	348	348
Other limited partnership interests	1,302	1,982	1,192	1,992
Real estate joint ventures	22	26	10	35
Total	$12,581	$13,265	$12,741	$13,566

____________

  The maximum exposure to loss relating to the fixed maturity securities is equal to the carrying amounts or carrying amounts of retained interests. The maximum exposure to loss relating to the other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments of the Company. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

  For these variable interests, the Company's involvement is limited to that of a passive investor.

As described in Note 11, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2011, 2010 and 2009.

Related Party Investment Transactions

In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

	Years Ended December 31,
	2011	2010	2009

	(In millions)

Estimated fair value of invested assets transferred to affiliates	$0	$582	$717
Amortized cost of assets transferred to affiliates	$0	$533	$769
Net investment gains (losses) recognized on transfers	$0	$49	$(52)
Estimated fair value of invested assets transferred from affiliates	$33	$46	$143

During 2011 and 2009, the Company loaned $110 million and $200 million, respectively, to wholly-owned real estate subsidiaries of an affiliate, Metropolitan Life Insurance Company, which are included in mortgage loans. The carrying value of these loans was $307 million and $199 million at December 31, 2011, and 2010, respectively. The 2011 loan of $110 million bears interest at one-month LIBOR + 1.95% with quarterly interest only payments of $1 million through January 2015, when the principal balance is due. Of the amount loaned in 2009, $140 million bears interest at 7.26% due in quarterly principal and interest payments of $3 million through January 2020, when the principal balance is due. The remaining $60 million bears interest at 7.01% with quarterly interest only payments of $1 million through January 2020, when the principal balance is due. The loans to affiliates are secured by interests in the real estate subsidiaries, which own operating real estate with a fair value in excess of the loans. Net investment income from these loans was $14 million for both years ended December 31, 2011 and 2010, and less than $1 million for the year ended December 31, 2009.

During 2011, the Company issued loans totaling $430 million to Exeter Reassurance Company Ltd. (“Exeter”), an affiliate. These loans were outstanding at December 31, 2011, and are included in other invested assets. The loans of $305 million, issued by MetLife Insurance Company of Connecticut, and $125 million, issued by MLI-USA, are due on July 15, 2021 and December 16, 2021, respectively, and bear interest, payable semi-annually, at 5.64% and 5.86%, respectively. Both the principal and interest payments have been guaranteed by MetLife. Net investment income from these loans was $8 million for the year ended December 31, 2011.

The Company receives investment administrative services from an affiliate. These investment administrative service charges were $67 million, $56 million and $47 million for the years ended December 31, 2011, 2010 and 2009, respectively. The Company also had affiliated net investment income of less than $1 million, ($2) million and $2 million for the years ended December 31, 2011, 2010 and 2009, respectively.